Consolidated Statement of Financial Position - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents		$ 508,982	$ 375,753
Restricted cash	[1]	5,465	5,371
Accounts receivable, net of provision for doubtful accounts		340,376	313,868
Accounts receivable from related parties		17,204	19,283
Expendable spare parts and supplies, net of provision for obsolescence		97,248	82,362
Prepaid expenses		99,757	59,725
Deposits and other assets		201,984	160,124
Total current assets		1,271,016	1,016,486
Non-current assets:
Available-for-sale securities		55	76
Deposits and other assets		116,345	174,033
Accounts receivable, net of provision for doubtful accounts		140,416	92,048
Intangible assets		426,579	412,918
Deferred tax assets		25,969	5,845
Property and equipment, net		4,881,016	4,649,929
Total non-current assets		5,590,380	5,334,849
Total assets		6,861,396	6,351,335
Current liabilities:
Current portion of long-term debt		572,072	406,739
Accounts payable		526,964	493,106
Accounts payable to related parties		7,187	9,072
Accrued expenses		186,657	138,797
Provisions for legal claims		11,720	18,516
Provisions for return conditions		19,093	53,116
Employee benefits		38,706	39,581
Air traffic liability		539,225	521,190
Other liabilities		9,415	11,085
Total current liabilities		1,911,039	1,691,202
Non-current liabilities:
Long-term debt		3,180,041	2,867,496
Accounts payable		5,084	2,734
Provisions for return conditions		144,099	120,822
Employee benefits		135,640	115,569
Deferred tax liabilities		25,814	20,352
Air traffic liability		104,786	98,088
Other liabilities		15,193	14,811
Total non-current liabilities		3,610,657	3,239,872
Total liabilities		5,521,696	4,931,074
Equity:
Common stock		82,600	82,600
Preferred stock		42,023	42,023
Additional paid-in capital on common stock		234,567	234,567
Additional paid-in capital on preferred stock		469,273	469,273
Retained earnings		528,805	544,681
Revaluation and other reserves		58,382	27,365
Total equity attributable to the Company		1,415,650	1,400,509
Non-controlling interest		(75,950)	19,752
Total equity		1,339,700	1,420,261
Total liabilities and equity		$ 6,861,396	$ 6,351,335

[1]	As of December 31, 2017, the restricted cash includes resources in administration in an autonomous equity, which have a specific destination in relation to the object for which they were constituted, they consist among others in the payment of capital and interests to the bondholders.